Acquisitions (Schedule of Allocation of Purchase Price) (Details) (Bemag Transformer Inc. [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2011
Bemag Transformer Inc. [Member]
Purchase Price:
Cash	$ 6,231
Debt repaid at closing	2,830
Total consideration	9,061
Purchase Price Allocation:
Cash and cash equivalents
Accounts receivable	2,870
Inventory	3,040
Prepaid expenses	30
Deferred income taxes	3
Income taxes receivable	181
Property and equipment	3,488
Accounts payable and accrued liabilities	(2,683)
Deferred tax liabilities	(744)
Net tangible assets acquired	6,185
Intangible assets acquired	1,476
Goodwill	1,400
Total purchase price	$ 9,061